CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		102 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,891,924)	$ (2,071,255)	$ (16,098,535)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on sale of property and equipment	0	0	(3,707)
Depreciation and amortization	26,923	20,337	164,732
Common stock issued for services	0	0	3,858
Impairment of goodwill	1,919,000	0	1,919,000
Stock-based compensation	263,593	332,347	666,123
Change in assets - (increase) decrease:
Restricted cash	(1,401,859)	0	(1,401,859)
Grants receivable	767,163	(359,547)	0
Interest receivable	25,028	(25,215)	(187)
Prepaid expenses and other current assets	(161,617)	(26,684)	(199,659)
Deposits	(5,105)	(8,980)	(23,193)
Change in liabilities - increase (decrease):
Accounts payable and accrued expenses	974,710	77,149	1,239,006
Accounts payable and accrued expenses, related party	217,658	4,554	382,142
Sub-award payable, related party	(33,217)	(5,349)	41,855
Accrued royalties	97,512	0	122,416
Accrued interest	58,134	0	58,134
NET CASH USED IN OPERATING ACTIVITIES	(6,144,001)	(2,062,643)	(13,129,874)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of marketable securities	(226,998)	(4,214,521)	(4,441,519)
Proceeds from sales and maturities of marketable securities	4,114,045	0	4,114,045
Proceeds from sale of property and equipment	0	0	88,908
Payments for purchase of property and equipment	(56,115)	(13,428)	(284,923)
Proceeds from reverse merger	664	0	664
Payments for patents	(53,230)	(89,550)	(259,682)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	3,778,366	(4,317,499)	(782,507)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loan payable, net	3,925,066	0	3,925,066
Costs related to the issuance of preferred stock and warrants	0	0	(91,155)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,925,066	5,000,000	15,641,918
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,559,431	(1,380,142)	1,729,537
Cash and cash equivalents balance at beginning of period	170,106	1,550,248	0
Cash and cash equivalents balance at end of period	1,729,537	170,106	1,729,537
SUPPLEMENTAL DISCLOSURES:
Interest paid in cash	0	0	0
Income taxes paid in cash	0	0	0
Series A-1 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of preferred stock	0	0	3,008,000
Series A-2 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of preferred stock	0	0	2,800,007
Series A-3 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of preferred stock	$ 0	$ 5,000,000	$ 6,000,000